INTANGIBLE ASSETS - Narratives (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 966	$ 964	$ 982
Trademark assets | Center Parcs UK
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 859	$ 964